FAIR VALUE OF FINANCIAL INSTRUMENTS - Other Financial Assets (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Current	$ 8,443	$ 5,483
Non-current	10,573	12,247
Total	$ 19,016	$ 17,730